Deferred tax assets and liabilities (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deductible temporary differences	₨ 0	₨ 0
Unrecognized tax losses	262,600	105,500
Unrecognized deferred tax Assets Liabilities	₨ 262,600	₨ 105,500